Note 15 - Intangible (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of detailed information about intangible assets [text block]
		Distribution
	Brands	contracts	Software	Others	Total
Acquisition cost
At December 31, 2018	4,701.3	2,393.1	1,446.5	621.8	9,162.7
Effect of movements in foreign exchange in the balance sheet	(360.9)	(13.7)	(77.6)	(37.7)	(489.9)
Effect of application of IAS 29 (hyperinflation)	385.7	30.9	92.0	44.6	553.2
Additions	0.2	539.5	25.1	50.0	614.8
Disposals	(0.2)	-	(0.4)	-	(0.6)
Acquisitions through business combinations	-	-	-	2.6	2.6
Transfers to other asset categories	18.1	6.5	315.6	(18.0)	322.2
At December 31, 2019	4,744.2	2,956.3	1,801.2	663.3	10,165.0
Effect of movements in foreign exchange in the balance sheet	646.7	75.3	40.6	73.4	836.0
Effect of application of IAS 29 (hyperinflation)	348.2	28.5	85.3	203.8	665.8
Additions	9.1	168.7	20.2	72.8	270.8
Disposal	-	(0.6)	(0.5)	-	(1.1)
Acquisitions through business combination	27.6	-	-	-	27.6
Transfers to other assets categories	(122.5)	56.3	291.4	87.5	312.7
At December 31, 2020	5,653.3	3,284.5	2,238.2	1,100.8	12,276.8

Amortization and impairment losses (i)
At December 31, 2018	-	(2,011.8)	(940.9)	(369.4)	(3,322.1)
Effect of movements in foreign exchange in the balance sheet	-	27.8	51.5	40.0	119.3
Effect of application of IAS 29 (hyperinflation)	-	(28.2)	(59.5)	(42.5)	(130.2)
Amortization	-	(316.4)	(182.7)	(28.2)	(527.3)
Disposals	-	-	0.4	-	0.4
Transfers to other assets categories	-	-	0.1	1.2	1.3
At December 31, 2019	-	(2,328.6)	(1,131.1)	(398.9)	(3,858.6)
Effect of movements in foreign exchange in the balance sheet	-	6.8	(25.6)	(33.4)	(52.2)
Effect of application of IAS 29 (hyperinflation)	-	(28.4)	(57.7)	(191.0)	(277.1)
Amortization	-	(234.2)	(247.3)	(30.2)	(511.7)
Disposals	-	-	0.5	-	0.5
Transfers to other assets categories	-	-	2.9	-	2.9
At December 31, 2020	-	(2,584.4)	(1,458.3)	(653.5)	(4,696.2)

Carrying amount:
At December 31, 2019	4,744.2	627.7	670.1	264.4	6,306.4
At December 31, 2020	5,653.3	700.1	779.9	447.3	7,580.6

Disclosure of intangible assets with indefinite useful life [text block]
	2020	2019
Argentina	1,523.0	1,193.9
Bolivia	890.9	691.0
Brazil	3.3	11.6
Canada	218.5	266.3
Chile	94.4	69.9
Luxembourg	339.6	339.6
Paraguay	568.4	476.2
Dominican Republic	1,534.9	1,310.4
Panama	357.4	277.2
Uruguay	122.9	108.1
	5,653.3	4,744.2